Investments (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Investments

Investments as of June 30, 2019 and December 31, 2018 consisted of the following:

	Balance as per
	June 30, 2019	December 31, 2018
	(euros in thousands)
Commercial paper	13,929	22,208
U.S. Treasury securities	2,411	6,733
Corporate fixed income bonds	17,465	14,185
Agency bonds	1,755	1,729

Current investments	35,560	44,855
Corporate fixed income bonds	12,319	16,945

Non-current investments	12,319	16,945

Total investments	47,879	61,800